Net fee income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of net fee income

Net fee income by global business
	2025
	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total
	$m	$m	$m	$m	$m	$m
Funds under management	122	68	612	2,008	—	2,810
Cards	933	812	174	1,009	—	2,928
Credit facilities	54	239	1,098	62	—	1,453
Broking income	587	34	674	237	—	1,532
Account services	181	338	732	218	—	1,469
Unit trusts	424	—	2	936	—	1,362
Underwriting	—	—	752	—	—	752
Global custody	104	—	823	37	—	964
Remittances	214	40	586	41	—	881
Imports/exports	158	43	374	—	—	575
Insurance agency commission	64	18	2	331	—	415
Other	858	699	3,469	1,093	(3,652)	2,467
Fee income	3,699	2,291	9,298	5,972	(3,652)	17,608
Less: fee expense	(923)	(487)	(4,809)	(1,709)	3,663	(4,265)
Net fee income	2,776	1,804	4,489	4,263	11	13,343

	2024
Funds under management	108	68	511	1,752	—	2,439
Cards	907	754	156	1,026	—	2,843
Credit facilities	62	207	1,093	66	—	1,428
Broking income	322	33	723	212	—	1,290
Account services	177	354	721	247	—	1,499
Unit trusts	382	—	1	688	—	1,071
Underwriting	—	—	691	—	—	691
Global custody	90	—	707	34	—	831
Remittances	196	43	544	42	—	825
Imports/exports	158	38	449	—	—	645
Insurance agency commission	66	20	2	259	—	347
Other	699	728	3,199	899	(3,168)	2,357
Fee income	3,167	2,245	8,797	5,225	(3,168)	16,266
Less: fee expense	(862)	(424)	(4,452)	(1,368)	3,141	(3,965)
Net fee income	2,305	1,821	4,345	3,857	(27)	12,301

	2023
Funds under management	98	64	551	1,660	—	2,373
Cards	888	724	152	1,012	—	2,776
Credit facilities	83	182	1,240	69	—	1,574
Broking income	271	34	609	163	—	1,077
Account services	173	337	728	299	—	1,537
Unit trusts	281	—	1	456	—	738
Underwriting	—	—	586	—	—	586
Global custody	86	—	732	46	—	864
Remittances	183	40	544	55	1	823
Imports/exports	155	35	434	—	—	624
Insurance agency commission	76	13	2	207	—	298
Other	555	696	2,893	908	(2,706)	2,346
Fee income	2,849	2,125	8,472	4,875	(2,705)	15,616
Less: fee expense	(818)	(353)	(3,988)	(1,325)	2,713	(3,771)
Net fee income	2,031	1,772	4,484	3,550	8	11,845